Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Effective tax rate on (loss)/profit before tax	24.20%	(4.60%)	23.70%
Remeasurement of UK deferred tax balances, recognized tax credit	£ 23.8	£ 0.0	£ 0.0